Investments - Cost or Amortized Cost, Gross Unrealized Gains and Losses, Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	$ 10.0	$ 10.2
Gross Unrealized Gains	0.1	0.0
Gross Unrealized Losses	(0.8)	(1.0)
Fair Value	9.3	9.2
U.S. government and government agencies and authorities
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	1.9	1.9
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	(0.1)	(0.2)
Fair Value	1.8	1.7
States, municipalities and political subdivisions
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	0.5	0.5
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Fair Value	0.5	0.5
Foreign governments
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	0.2	0.3
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Fair Value	0.2	0.3
Asset-backed
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	0.1
Gross Unrealized Gains	0.0
Gross Unrealized Losses	0.0
Fair Value	0.1
Residential mortgage-backed
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	4.8	5.3
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	(0.7)	(0.8)
Fair Value	4.1	4.5
U.S. corporate
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	2.1	1.9
Gross Unrealized Gains	0.1	0.0
Gross Unrealized Losses	0.0	0.0
Fair Value	2.2	1.9
Foreign corporate
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	0.4	0.3
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Fair Value	$ 0.4	$ 0.3